CONDENSED BALANCE SHEETS		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Current assets
Cash		$ 1,481,806	¥ 10,325,219	¥ 4,521,325
Notes receivable		582,736	4,060,506	3,073,680
Trade accounts receivable, net		9,050,441	63,063,443	68,535,282
Trade accounts receivable-related party, net		489,368	3,409,912	3,409,912
Inventories, net		257,809	1,796,411	1,270,523
Other receivables, net		686,684	4,784,811	5,665,593
Loans to third parties		0	0	4,960,000
Purchase advances, net		26,862	187,174	1,343,576
Contract assets, net		2,095,996	14,604,897	4,633,940
Prepaid expenses		10,896	75,920	192,837
Prepaid expenses - related parties		0	0	217,600
Total current assets		14,682,598	102,308,293	97,824,268
Property and equipment, net		468,890	3,267,226	3,661,321
Construction in progress		3,321,421	23,143,654	21,524,994
Land use right, net		185,744	1,294,267	1,307,887
Investment in unconsolidated entity		4,480,521	31,220,259	31,078,971
Long-term other receivables, net		3,433	23,922	440,015
Prepayments for construction in progress		152,039	1,059,404	1,144,098
Right of use assets		76,420	532,491	0
Total Assets		23,371,066	162,849,516	156,981,554
Current liabilities
Short-term bank loan		358,783	2,500,000	2,500,000
Trade accounts payable		2,107,972	14,688,353	14,089,293
Other payables		299,464	2,086,665	2,246,410
Advance from customers		290,579	2,024,753	120,000
Accrued payroll and employees' welfare		414,170	2,885,935	1,384,529
Investment payable		918,485	6,400,000	6,400,000
Taxes payable		406,387	2,831,702	2,180,847
Short-term borrowings		0	0	1,081,096
Total Current Liabilities		7,302,466	50,883,571	42,084,370
Operating lease liabilities - current		91,919	640,491	0
Total Liabilities		8,421,408	58,680,353	50,280,574
Commitments and Contingencies
Equity
Common stock, ($ 0.0925 U.S. dollar par value, 20,000,000 shares authorized; 4,611,720 shares and 4,361,634 shares issued and outstanding as of December 31, 2019 and June 30, 2019, respectively)	[1]	412,777	2,876,228	2,712,773
Additional paid-in capital		36,531,641	254,552,363	250,624,798
Statutory reserve		647,107	4,509,040	4,148,929
Accumulated deficit		(24,661,634)	(171,842,193)	(164,780,885)
Accumulated other comprehensive gain		418,994	2,919,546	2,909,936
Total stockholders' equity		13,348,885	93,014,984	95,615,551
Non-controlling interests		1,600,773	11,154,179	11,085,429
Total equity		14,949,658	104,169,163	106,700,980
Total Liabilities and Equity		23,371,066	162,849,516	156,981,554
Related Party [Member]
Current liabilities
Other payables		585,682	4,081,028	2,290,873
Short-term borrowings		1,712,301	11,931,310	9,010,525
Long-term borrowings - related party - current portion		116,724	813,334	780,797
Long-term borrowings - related party		$ 1,118,942	¥ 7,796,782	¥ 8,196,204

[1]	Retrospectively restated for effect of stock split on December 27, 2019